15. Stockholders' Equity (Details - Warrant activity) (Sept 2020 Note) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
Number of Warrants Outstanding
Warrants outstanding, beginning balance	1,869,750	350,000		0
Warrants issued	0	1,519,750	[1]	350,000
Warrants exercised	(25,000)	0		0
Warrants forfeited	0	0		0
Warrants outstanding, ending balance	1,844,750	1,869,750		350,000
Weighted Average Exercise Price
Warrants outstanding, beginning balance	$ 0.92	$ 0.57
Warrants issued	0.0	1.01	[1]	0.57
Warrants exercised	0.0	0.0
Warrants forfeited	0.0	0.0
Warrants outstanding, ending balance	$ 0.92	$ 0.92		$ 0.57
Average Remaining Contractual Life
Warrants outstanding	1 year 6 months	2 years 2 months 30 days		1 year 10 months 14 days
Warrants issued		2 years 4 months 2 days		2 years 6 months

[1]	The number of warrants reflected in this table does not include 475,000 warrants that were issued at various times during 2019 in connection with the issuance of the Companys Series B Preferred stock. These warrants are exercisable for a period of three years at a strike price of $2.00 per share. The Company accounts for warrants issued to purchase shares of its common stock or preferred stock as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Companys Own Stock, Distinguishing Liabilities from Equity. Therefore, no stock-based compensation expense was recorded for the issuance of these 475,000 warrants.